CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income/(loss)	$ 50,739	$ 42,901	$ 283,960	$ (152,273)	$ (638,230)
Other Comprehensive Loss, net of tax:
Net change in unrealized holding losses on available-for-sale securities					(49)
Net change in unrealized losses on cash flow hedges	(6,965)	(3,576)	6,927	(2,284)	39,674
Defined benefit pension and other postretirement benefit plans:
Net change in unrecognized transition obligation				4	5
Net change in unrecognized prior service costs	(4)	(10)	(211)	(77)	(237)
Net change in unrecognized actuarial losses	(359)	(506)	3,203	(11,679)	5,044
Other Comprehensive Loss, net of tax	(6,610)	(3,080)	9,919	(14,036)	44,437
Comprehensive Income	$ 44,129	$ 39,821	293,879	(166,309)	(593,793)
Parent Company [Member]
Net income/(loss)			283,960	(152,273)	(638,230)
Other Comprehensive Loss, net of tax:
Net change in unrealized holding losses on available-for-sale securities					(49)
Net change in unrealized losses on cash flow hedges			6,927	(2,284)	39,674
Defined benefit pension and other postretirement benefit plans:
Net change in unrecognized transition obligation				4	5
Net change in unrecognized prior service costs			(211)	(77)	(237)
Net change in unrecognized actuarial losses			3,203	(11,679)	5,044
Other Comprehensive Loss, net of tax			9,919	(14,036)	44,437
Comprehensive Income			$ 293,879	$ (166,309)	$ (593,793)